UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2003

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Petersen, Flynn & Dinsmore, Inc.
Address:	One Market Plaza, 1208 Steuart Tower
		San Francisco, CA  94105

Form 13F File Number:	28-05773

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Bradford W. Dinsmore
Title:		President
Phone:		415-777-0344

Signature, Place and Date of Signing:

/s/ Bradford W. Dinsmore
_______________________________
Bradford W. Dinsmore				San Francisco, CA		November 13, 2003


Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:	0
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:			77
Form 13F Information Table Value Total:			121,852 (x$1000)


List of Other Included Managers:

NONE

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
Form 13F Information Table
						  	VALUE  	Shares/	Sh/	    Invstmt	Voting		Other
ISSUER			  	  CLASS	 CUSIP         (x$1000)	Prn Amt	Prn	   Discretion	Authority	Managers
---------------------------------------------------------------------------------------------------------------------------

ADC Telecommunications          COMMON	000886101	3866.64	1658080	SH		Sole		Sole
Adept Technology                COMMON	006854103	19.228	20900	SH		Sole		Sole
Agnico Eagle Mines              COMMON	008474108	253.998	20550	SH		Sole		Sole
Allstate Corp                   COMMON	020002101	365.3	10000	SH		Sole		Sole
Amgen                           COMMON	031162100	539.728	8365	SH		Sole		Sole
Anglogold Ltd. Spn. Adr.        ADR	035128206	277.095	7350	SH		Sole		Sole
Autobytel Inc.                  COMMON	05275N106       180.88	19000	SH		Sole		Sole
BankAmerica Corp                COMMON	06605F102       234.12	3000	SH		Sole		Sole
Beckman Coulter Inc.            COMMON	075811109	6341.67	139255	SH		Sole		Sole
Bellsouth Corp.                 COMMON	079860102	85.248	3600	SH		Sole		Sole
Bristol Myers Company           COMMON	110122108	4929.59	192112	SH		Sole		Sole
British Petroleum Amoco         COMMON	055622104	276.681	6572	SH		Sole		Sole
Catellus Dev Corp               COMMON	149111106	5672.08 231987	SH		Sole		Sole
ChevronTexaco Corp.             COMMON	166764100	488.432	6836	SH		Sole		Sole
Cisco Systems                   COMMON	17275R102       525.169	26808	SH		Sole		Sole
Citigroup                       COMMON	172967101	684.379	15038	SH		Sole		Sole
Clicksoftware Technologies LTD  COMMON	M25082104       588.784	300400	SH		Sole		Sole
Conagra Food Inc                COMMON	205887102	5830.70	274515	SH		Sole		Sole
ConocoPhillips                  COMMON	20825C104       314.484	5744	SH		Sole		Sole
Dover Corp.                     COMMON	260003108	212.22	6000	SH		Sole		Sole
DuPont E I                      COMMON	263534109	768.15	19199	SH		Sole		Sole
Ennis Business Forms Inc.       COMMON	293389102	147.51	11000	SH		Sole		Sole
Equity Office Properties Trust  COMMON	294741103	660.72	24000	SH		Sole		Sole
Equity Residential Prop Trust   COMMON	29476L107       1788.72	61090	SH		Sole		Sole
Essex Property Trust            COMMON	297178105	697.962	11130	SH		Sole		Sole
Exxon Mobil                     COMMON	30231G102       1082.77	29584	SH		Sole		Sole
First Indl Realty Trust         COMMON	32054K103       4348.95	135608	SH		Sole		Sole
Flextronics International       COMMON	Y2573F102       6508.14	457675	SH		Sole		Sole
Forest Oil Corporation          COMMON	346091605	4663.78	194730	SH		Sole		Sole
General Electric Company        COMMON	369604103	2183.85	73259	SH		Sole		Sole
Gilead Sciences                 COMMON	375558103	1018.81	18180	SH		Sole		Sole
GlobalSantaFe Corp.             COMMON	G3930E101       5146.62	214890	SH		Sole		Sole
Grant Prideco, Inc.             COMMON	38821G101       148.774	14600	SH		Sole		Sole
Guitar Center Inc.              COMMON	402040109	209.17	6500	SH		Sole		Sole
Hibbett Sporting Goods Inc.     COMMON	428565105	217.8	9075	SH		Sole		Sole
Honeywell Inc.                  COMMON	438516106	4990.37	189388	SH		Sole		Sole
Innkeepers USA Trust            COMMON	4576J0104       113.1	13000	SH		Sole		Sole
IPC Holdings Ltd.               COMMON	G4933P101       1894.26	54060	SH		Sole		Sole
Jakks Pacific Inc.              COMMON	4.7E+110	217.533	17700	SH		Sole		Sole
JF China Region Fund            FUND	46614T107       264.42	26000	SH		Sole		Sole
Johnson & Johnson               COMMON	478160104	1246.17 25165	SH		Sole		Sole
Kinder Morgan Energy            COMMON	494550106	592.78	13850	SH		Sole		Sole
King Pharmaceuticals Inc.       COMMON	495582108	3249.37	214480	SH		Sole		Sole
La Jolla Pharmaceutical Co.     COMMON	503459109	69.475	17500	SH		Sole		Sole
May Department Stores           COMMON	577778103	347.283	14100	SH		Sole		Sole
McDonalds Corp                  COMMON	580135101	89.4990	3802	SH		Sole		Sole
Men's Wearhouse                 COMMON	587118100	3026.7	118000	SH		Sole		Sole
Molex Inc. CL A                 CL A	608554200	4143.36	169324	SH		Sole		Sole
Morgan Stanley Dean Witter      COMMON	617446448	337.275	6684	SH		Sole		Sole
MSDW Asia-Pacific Fund          FUND	61744U106       1911.05	200740	SH		Sole		Sole
Newell Rubbermaid Co.           COMMON	651229106	3484.75	160810	SH		Sole		Sole
Newmont Mining Corp.            COMMON	651639106	340.083	8700	SH		Sole		Sole
Olin Corp                       COMMON	680665205	185.094	11700	SH		Sole		Sole
PepsiCo  Inc.                   COMMON	713448108	1101.02	24024	SH		Sole		Sole
Pfizer Inc.                     COMMON	717081103	4685.20	154220	SH		Sole		Sole
Pharmacopeia Inc.               COMMON	71713B104       304.8	24000	SH		Sole		Sole
Precision Castparts Corp        COMMON	740189105	5171.81	147345	SH		Sole		Sole
Procter and Gamble              COMMON	742718109	229.266	2470	SH		Sole		Sole
Reliance Steel & Aluminum       COMMON	759509102	4969.96	223973	SH		Sole		Sole
Ritchie Bros Auctioneers        COMMON	767744105	178.235	4300	SH		Sole		Sole
SBC Communications Inc.         COMMON	78387G103       209.15	9400	SH		Sole		Sole
Service Master Co.              COMMON	81760N109       4306.95	419781	SH		Sole		Sole
Smith Int'l. Inc.               COMMON	832110100	57.1362	1588	SH		Sole		Sole
Superior Energy Services Inc    COMMON	868157108	167.58	17100	SH		Sole		Sole
Templeton Developing Markets Tr FUND	88018W302       438.010	34488.9	SH		Sole		Sole
Templeton Dragon Fund           FUND	88018T101       1627.93	115620	SH		Sole		Sole
Thermo Electron                 COMMON	883556102	4920.13	226734	SH		Sole		Sole
Universal Compression Holdings  COMMON	913431102	219.504	10200	SH		Sole		Sole
Universal Electronics Inc.      COMMON	913483103	136.789	11833	SH		Sole		Sole
Valley National Bancorp         COMMON	919794107	328.818	11811	SH		Sole		Sole
Veeco Instruments Inc.          COMMON	922417100	341.145	17100	SH		Sole		Sole
Verizon Communications          COMMON	92343V104       37.8899 1168	SH		Sole		Sole
Weatherford International       COMMON	G95089101       3489.85	92373	SH		Sole		Sole
Wells Fargo                     COMMON	949746101	308.691	5994	SH		Sole		Sole
West Marine Inc.                COMMON	954235107	200.025	10500	SH		Sole		Sole
Wyeth                           COMMON	983024100	546.008	11844	SH		Sole		Sole
Yum Brands Inc.                 COMMON	988498101	95.9688	3240	SH		Sole		Sole
